Cover Page	Jan. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	MGO Global Inc.
Entity Central Index Key	0001902794
Entity File Number	001-41592
Entity Tax Identification Number	83-1833607
Document Period End Date	Jan. 12, 2023
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1515 SE 17th Street
Entity Address, Address Line Two	Suite 121/#460596
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
City Area Code	347
Local Phone Number	913-3316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MGOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false